Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2022
Fair Value Disclosures [Abstract]
Schedule of Financial Instruments Measured or Disclosed at Fair Value on a Recurring Basis and Non-Recurring Fair Value Measurements

The following table sets forth the financial instruments measured or disclosed at fair value on a recurring basis by level within the fair value hierarchy as of December 31, 2021 and 2022 and non-recurring fair value measurements as of December 31, 2021 and 2022:

	Fair Value Measurements
	Quoted Prices in Active Market for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total Gain/ (Losses)
	RMB	RMB	RMB	RMB	US$
Recurring
As of December 31, 2021:
Cash equivalents
Time deposits (i)		301,904
Short-term investments
Available-for-sale debt securities (i)		1,348,255
Long-term investments
Available-for-sale debt securities (ii)			77,855
Equity investments at fair value with readily determinable fair value	31,738
Convertible senior notes, non-current portion (iii)		9,547,453

As of December 31, 2022:
Cash equivalents
Time deposits (i)		470,568
Short-term investments
Available-for-sale debt securities (i)		818,265
Long-term investments
Available-for-sale debt securities (ii)			485,324
Equity investments at fair value with readily determinable fair value	26,303
Convertible senior notes, current portion (iii)		6,755,975
Convertible senior notes, non-current portion (iii)		7,253,289

Non-recurring
As of December 31, 2021:
Produced content monetized on its own (iv)			29,782	(160,989)
Long-term investments (v)			423,161	(169,828)
Equity investments without readily determinable fair value (vi)			110,760	94,510

As of December 31, 2022:
Produced content monetized on its own (iv)			85,466	(67,519)	(9,789)
Long-term investments (v)	98,807		669,007	(841,489)	(122,004)
Equity investments without readily determinable fair value (vi)			216,308	31,295	4,537

Recurring

(i)
The fair value of time deposits is determined based on the prevailing interest rates in the market. Due to maturities of less than one year, the carrying values of short-term investments approximate their fair values.
(ii)
Long-term available-for-sale debt securities are convertible debt instruments issued by private companies and investment in equity securities that is redeemable at the Company’s option, which do not have readily determinable market values. The fair values of these investments were categorized as Level 3 in the fair value hierarchy. The Group uses a combination of valuation methodologies, including market and income approaches based on the Group’s best estimate, which is determined by using information including but not limited to the pricing of recent rounds of financing, future cash flow forecasts and liquidity factors.

	2021	2022	2022
	RMB	RMB	US$
Balance as of January 1,	10,807	77,855	11,288
Addition	66,500	10,000	1,450
Reclassification	—	413,863	60,004
Accrued interest	2,973	4,697	681
Net unrealized fair value change recognized in other comprehensive income	(2,425)	(21,091)	(3,058)
Balance as of December 31	77,855	485,324	70,365

(iii)
The Company carries the convertible senior notes at face value less unamortized debt discount and issuance costs on its consolidated balance sheets, and presents the fair value for disclosure purposes only. The fair values of the convertible senior notes are classified as Level 2 fair value measurements based on dealer quotes. For further information on the convertible senior notes, see Note 14.

Non-recurring

(iv)
Due to adverse changes in the expected performance of certain produced content and the reduced amount of ultimate revenue expected to be recognized, the Group performed an assessment to determine whether the fair value was less than unamortized content costs. The Group uses a discounted cash flow approach to estimate the fair value of the produced content titles predominantly monetized on its own. The significant unobservable inputs (level 3) include forecasted future revenues, production costs required to complete the content and exploitation and participation costs. The Group considers the historical performance of similar content, the forecasted performance and/or preliminary actual performance subsequent to the release of the produced content in estimating the fair value. Based on the above assessment, certain produced content predominantly monetized on its own were determined to be impaired and re-measured to the fair value as of each quarter end. Impairment charges of RMB205,462, RMB160,989 and RMB67,519 (US$9,789) were recognized for produced content predominantly monetized on its own and was recognized as cost of revenues in the consolidated statements of comprehensive loss for the years ended December 31, 2020, 2021 and 2022, respectively. The outbreak of COVID-19 during the first quarter of 2020 negatively impacted the Group’s operations and financial performance and resulted in a downward adjustment to forecasted advertising revenues for the Mainland China film group that resulted in the fair value of the Mainland China film group being less than its corresponding carrying amount. As a result, an impairment charge of RMB390,299 related to licensed copyrights (Note 7) and RMB209,701 related to produced content (Note 9), respectively, was recognized as cost of revenues for the year ended December 31, 2020.
(v)
The Group measures certain financial assets, including equity method investments at fair value on a non-recurring basis only if an impairment charge recognized. The fair values of the Group’s investments in publicly listed companies are measured using quoted market prices. For estimating the fair value of investments without observable market prices, the Group uses valuation methodologies, primarily the market approach, which requires management to use unobservable inputs (Level 3) such as selection of comparable companies and multiples, expected volatility, discount for lack of marketability and probability of exit events as it relates to liquidation and redemption preferences when applicable. When there is impairment of equity securities accounted for under the measurement alternative and equity method investments, the non-recurring fair value measurements are measured at the date of impairment. As a result of the above assessment, certain long-term investments were determined to be impaired, and the impairment charges were recognized in the consolidated statements of comprehensive loss during the year ended December 31, 2021 and 2022.
(vi)
For equity investments accounted for under the measurement alternative, the equity investment is measured at fair value on a non-recurring basis when there is an orderly transaction for identical or similar investments of the same issuer. The fair values of these investments were categorized as Level 3 in the fair value hierarchy. The fair values of the Group’s privately held investments as disclosed are determined based on the observable transaction price of recent rounds of financing and a price adjustment for the different rights and obligations between a similar instrument of the same issuer with an observable price change in an orderly transaction and the investment held by the Group. These non-recurring fair value measurements were measured as of the observable transaction dates. As a result of the above assessment, certain equity investments accounted for under the measurement alternative were re-measured to their fair values, and the total net unrealized gains (Note 4) were recognized in "Others, net" in the consolidated statements of comprehensive loss for the years ended December 31, 2021 and 2022.

Schedule of Reconciliation of Assets and Liabilities Measured on Recurring Basis Using Significant Unobservable Inputs	The fair values of these investments were categorized as Level 3 in the fair value hierarchy. The Group uses a combination of valuation methodologies, including market and income approaches based on the Group’s best estimate, which is determined by using information including but not limited to the pricing of recent rounds of financing, future cash flow forecasts and liquidity factors.

	2021	2022	2022
	RMB	RMB	US$
Balance as of January 1,	10,807	77,855	11,288
Addition	66,500	10,000	1,450
Reclassification	—	413,863	60,004
Accrued interest	2,973	4,697	681
Net unrealized fair value change recognized in other comprehensive income	(2,425)	(21,091)	(3,058)
Balance as of December 31	77,855	485,324	70,365